Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 7,786	$ 6,858
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,371	$ 3,575
Percentage of investments in associates carrying value	43.00%	51.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 668	$ 599
Percentage of investments in associates carrying value	9.00%	9.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,031	$ 725
Percentage of investments in associates carrying value	13.00%	11.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 2,716	$ 1,959
Percentage of investments in associates carrying value	35.00%	29.00%